Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to shares at redemption	7,727,686	7,500,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10	$ 10
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,283,976	2,503,750
Common stock, shares outstanding	2,283,976	2,503,750